SECURITIES ACT FILE NO. 333-08653

INVESTMENT COMPANY ACT FILE NO. 811-07725

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 42	☒

SEASONS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1 SunAmerica Center

Los Angeles, California 90067-6022

(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)

(Registrant’s Telephone Number, including area code)

Nori L. Gabert, Esq.

Vice President and Deputy General Counsel

SunAmerica Asset Management, LLC

2929 Allen Parkway

Houston, Texas  77019

(Name and Address for Agent for Service)

Copy to:

Mallary Reznik, Esq.

General Counsel

Retirement Income Solutions

1 SunAmerica Center, Century City

Los Angeles, California  90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York  10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date), pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 40 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, in the City of Jersey City, and State of New Jersey, on the 8th day of August, 2014.

SEASONS SERIES TRUST

By:	/s/ John T. Genoy
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy	President (Principal Executive Officer)	August 8, 2014
John T. Genoy

/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	August 8, 2014
Gregory R. Kingston

*	Trustee and Chairman	August 8, 2014
Bruce G. Wilson

*	Trustee	August 8, 2014
Garrett F. Bouton

*	Trustee	August 8, 2014
Carl D. Covitz

*	Trustee	August 8, 2014
Peter A. Harbeck

*	Trustee	August 8, 2014
Jane Jelenko

*	Trustee	August 8, 2014
Gilbert T. Ray

*	Trustee	August 8, 2014
Allan L. Sher

* By:	/s/ Nori L. Gabert
Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase